The Glenmede Fund, Inc.
Strategic Equity Portfolio
Supplement dated July 17, 2026 to the Statutory Prospectus dated
February 28, 2026
Effective immediately, Vladimir de Vassal, Alexander R. Atanasiu Paul T. Sullivan and Ruohao Chen have replaced John R. Kichula, and Mark Livingston as portfolio managers of the Strategic Equity Portfolio. All references to Mr. Kichula and Mr. Livingston in the Strategic Equity Portfolio’s Prospectus (the “Prospectus”) are hereby deleted. Accordingly, effective immediately, the Prospectus is revised as follows:
The sub-section entitled “Portfolio Managers” of the “Summary Section” of the Strategic Equity Income Portfolio on page 44 of the Prospectus is hereby deleted in its entirety and replaced with the following:
Portfolio Managers: Vladimir de Vassal, CFA, Director of Quantitative Research, Alexander R. Atanasiu, CFA, Portfolio Manager,  Paul T. Sullivan, CFA, Portfolio Manager, and Ruohao Chen, CFA, Portfolio Manager of the Advisor have managed the Portfolio since July 2026.
In the sub-section entitled “Investment Advisor” of the section entitled “Additional Information About Management of the Portfolios” of the Prospectus, the fourth full paragraph on page 85 is hereby deleted in its entirety and replaced with the following:
Vladimir de Vassal, CFA, Director of Quantitative Research of the Advisor, and Alexander R. Atanasiu, CFA, Portfolio Manager, are primarily responsible for the management of the Disciplined International Equity, Disciplined U.S. Equity, Disciplined U.S. Growth Equity, Disciplined U.S. Value Equity, Long/Short Equity, Disciplined U.S. Small Cap Equity, Total Market Plus Equity, Energy Resilience, Strategic Equity and Equity Income Portfolios. Mr. de Vassal has been employed by the Advisor and its predecessors as a portfolio manager since 1998. Prior to that time, Mr. de Vassal served as Vice President and Director of quantitative analysis at CoreStates Investment Advisors and as Vice President of interest rate risk analysis at CoreStates Financial Corp. Alexander R. Atanasiu, CFA, has been a Portfolio Manager of the Advisor since 2015. Mr. Atanasiu has been employed by the Advisor as a quantitative research analyst since 2005. Paul T. Sullivan, CFA, Portfolio Manager of the Advisor, assists Mr. de Vassal and Mr. Atanasiu in the management of the Portfolios by running portfolio optimizations and entering trades. Mr. Sullivan has been employed by the Advisor and its predecessors as a portfolio manager since 1994. Prior to that time, Mr. Sullivan was employed by SEI Investments Co. where he was a supervisor in the mutual fund accounting department. Ruohao Chen, CFA, Portfolio Manager of the Advisor assists Mr. de Vassal and Mr. Atanasiu in the management of certain Portfolios by running portfolio optimizations and entering trades. Mr. Chen has been employed by the Advisor as a quantitative research analyst since 2018. Messrs. de Vassal and Sullivan have managed the Disciplined U.S. Equity, Disciplined U.S. Growth Equity, Long/Short Equity, Disciplined U.S. Value Equity, Disciplined U.S. Small Cap Equity, Energy Resilience and Total Market Plus Equity Portfolios since each Portfolio’s commencement of operations in February 2004, February 2004, September 2006, November 2017, November 2017, December 2015 and December 2006, respectively, and the Disciplined International Equity Portfolio since December 2014. Mr. Atanasiu has managed the Disciplined U.S. Equity Portfolio and Disciplined U.S. Growth Equity Portfolio since February 2018, the Disciplined International Equity Portfolio since December 2014, the Long/Short Equity Portfolio and the Total Market Plus Equity Portfolio since February 2015, the Disciplined U.S. Value Equity Portfolio and Disciplined U.S. Small Cap Equity Portfolio since each Portfolio’s commencement of operations in November 2017, and the Energy Resilience Portfolio since the Portfolio’s commencement of operations in December 2015. Mr. Chen has managed the Disciplined U.S. Small Cap Equity Portfolio, Disciplined International Equity Portfolio, Long/Short Equity Portfolio and Total Market Plus Equity Portfolio since January 2026. Mr. de Vassal, Mr. Atanasiu, Mr. Sullivan, and Mr. Chen have managed the Strategic Equity and Equity Income Portfolios since July 2026.
Please retain this Supplement for future reference.

1

The Glenmede Fund, Inc.
Equity Income Portfolio
Supplement dated July 17, 2026 to the Statutory Prospectus dated
February 28, 2026
Effective immediately, Vladimir de Vassal, Alexander R. Atanasiu, Paul T. Sullivan, and Ruohao Chen have replaced John R. Kichula, and Mark Livingston as portfolio managers of the Equity Income Portfolio. All references to Mr. Kichula and Mr. Livingston in the Equity Income Portfolio’s Prospectus (the “Prospectus”) are hereby deleted. Accordingly, effective immediately, the Prospectus is revised as follows:
The sub-section entitled “Portfolio Managers” of the “Summary Section” of the Equity Income Portfolio on page 48 of the Prospectus is hereby deleted in its entirety and replaced with the following:
Portfolio Managers: Vladimir de Vassal, CFA, Director of Quantitative Research, Alexander R. Atanasiu, CFA, Portfolio Manager,  Paul T. Sullivan, CFA, Portfolio Manager, and Ruohao Chen, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since July 2026.
In the sub-section entitled “Investment Advisor” of the section entitled “Additional Information About Management of the Portfolios” of the Prospectus, the fourth full paragraph on page 85 is hereby deleted in its entirety and replaced with the following:
Vladimir de Vassal, CFA, Director of Quantitative Research of the Advisor, and Alexander R. Atanasiu, CFA, Portfolio Manager, are primarily responsible for the management of the Disciplined International Equity, Disciplined U.S. Equity, Disciplined U.S. Growth Equity, Disciplined U.S. Value Equity, Long/Short Equity, Disciplined U.S. Small Cap Equity, Total Market Plus Equity, Energy Resilience, Strategic Equity and Equity Income Portfolios. Mr. de Vassal has been employed by the Advisor and its predecessors as a portfolio manager since 1998. Prior to that time, Mr. de Vassal served as Vice President and Director of quantitative analysis at CoreStates Investment Advisors and as Vice President of interest rate risk analysis at CoreStates Financial Corp. Alexander R. Atanasiu, CFA, has been a Portfolio Manager of the Advisor since 2015. Mr. Atanasiu has been employed by the Advisor as a quantitative research analyst since 2005. Paul T. Sullivan, CFA, Portfolio Manager of the Advisor, assists Mr. de Vassal and Mr. Atanasiu in the management of the Portfolios by running portfolio optimizations and entering trades. Mr. Sullivan has been employed by the Advisor and its predecessors as a portfolio manager since 1994. Prior to that time, Mr. Sullivan was employed by SEI Investments Co. where he was a supervisor in the mutual fund accounting department. Ruohao Chen, CFA, Portfolio Manager of the Advisor assists Mr. de Vassal and Mr. Atanasiu in the management of certain Portfolios by running portfolio optimizations and entering trades. Mr. Chen has been employed by the Advisor as a quantitative research analyst since 2018. Messrs. de Vassal and Sullivan have managed the Disciplined U.S. Equity, Disciplined U.S. Growth Equity, Long/Short Equity, Disciplined U.S. Value Equity, Disciplined U.S. Small Cap Equity, Energy Resilience and Total Market Plus Equity Portfolios since each Portfolio’s commencement of operations in February 2004, February 2004, September 2006, November 2017, November 2017, December 2015 and December 2006, respectively, and the Disciplined International Equity Portfolio since December 2014. Mr. Atanasiu has managed the Disciplined U.S. Equity Portfolio and Disciplined U.S. Growth Equity Portfolio since February 2018, the Disciplined International Equity Portfolio since December 2014, the Long/Short Equity Portfolio and the Total Market Plus Equity Portfolio since February 2015, the Disciplined U.S. Value Equity Portfolio and Disciplined U.S. Small Cap Equity Portfolio since each Portfolio’s commencement of operations in November 2017, and the Energy Resilience Portfolio since the Portfolio’s commencement of operations in December 2015. Mr. Chen has managed the Disciplined U.S. Small Cap Equity Portfolio, Disciplined International Equity Portfolio, Long/Short Equity Portfolio and Total Market Plus Equity Portfolio since January 2026. Mr. de Vassal, Mr. Atanasiu, Mr. Sullivan and Mr. Chen have managed the Strategic Equity and Equity Income Portfolios since July 2026.
Please retain this Supplement for future reference.

2

The Glenmede Fund, Inc.
Strategic Equity Portfolio
Equity Income Portfolio
Supplement dated July 17, 2026 to the Statement of Information dated February 28, 2026
Effective immediately, Vladimir de Vassal, Alexander R. Atanasiu, Paul T. Sullivan, and Ruohao Chen have replaced John R. Kichula, and Mark Livingston as portfolio managers of the Strategic Equity Portfolio and the Equity Income Portfolio. All references to Mr. Kichula and Mr. Livingston in the Statement of Additional Information (“SAI”) are hereby deleted. Accordingly, effective immediately, the SAI is revised as follows:
In the sub-section entitled “Portfolio Managers” of the section entitled “Investment Advisory and Other Services” on page 44 of the SAI, the following replaces the information in the table setting forth the dollar range of equity securities beneficially owned by each portfolio manager of the Strategic Equity Portfolio and Equity Income Portfolio:

Portfolio/Portfolio Manager	Dollar Range of Shares Beneficially Owned
Strategic Equity Portfolio*
Vladimir de Vassal, CFA	None
Alexander R. Atanasiu, CFA	None
Paul T. Sullivan, CFA	None
Ruohao Chen, CFA	None
Equity Income Portfolio*
Vladimir de Vassal, CFA	None
Alexander R. Atanasiu, CFA	None
Paul T. Sullivan, CFA	None
Ruohao Chen, CFA	None

*
The dollar range of equity securities beneficially owned by Mr. de Vassal, Mr. Atanasiu, Mr. Sullivan, and Mr. Chen in the Strategic Equity Portfolio and Equity Income Portfolio is as of July 17, 2026.

Please retain this Supplement for future reference.

3